STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) Option $ / shares	Dec. 31, 2024 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	3,728,227	2,741,560
Options, granted | Option	1,465,000	1,060,000
Options, transferred | Option		450,000
Options, exercised	(704,991)	(91,666)
Options, cancelled | Option		(431,667)
Options, balance at end of year | Option	4,488,236	3,728,227
Number of vested options | Option	397,530	559,920
Weighted average exercise price, balance at beginning of year (in CAD per share)	$ 31.14	$ 31.43
Weighted average exercise price, granted (in CAD per share)	43.58	29.82
Weighted average exercise price, transferred (in CAD per share)		31.91
Weighted average exercise price, exercised (in CAD per share)	31.52	30.44
Weighted average exercise price, cancelled (in CAD per share)		30.67
Weighted average exercise price, balance at end of year (in CAD per share)	35.14	31.14
Weighted average exercise price, vested options (in CAD per share)	$ 32.15	$ 32.01
Cash consideration on stock options exercised | $	$ 5.0	$ 0.3
Weighted average years to maturity	8 years 2 months 12 days
Bottom of range
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 26.52
Top of range
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 43.58